Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	XERIS BIOPHARMA HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40880
Entity Tax Identification Number	87-1082097
Entity Address, Address Line One	1375 West Fulton Street,
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	844
Local Phone Number	445-5704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XERS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001867096